Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: June 12, 2023

Payment Date	6/15/2023
Collection Period Start	5/1/2023
Collection Period End	5/31/2023
Interest Period Start	5/15/2023
Interest Period End	6/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$45,277,978.11	$26,867,069.78	$18,410,908.33	0.039491	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$657,560,978.11	$26,867,069.78	$630,693,908.33

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$660,952,188.10	$634,085,118.32	0.467448
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$660,952,188.10	$634,085,118.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$45,277,978.11	0.32000%	30/360	$12,074.13
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$657,560,978.11			$452,292.88

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$660,952,188.10	$634,085,118.32
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$660,952,188.10	$634,085,118.32
Number of Receivables Outstanding	47,863	47,055
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	41	40

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,153,122.92
Principal Collections	$26,721,940.67
Liquidation Proceeds	$73,151.12
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,948,214.71
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,948,214.71

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$550,793.49	$550,793.49	$—	$—	$28,397,421.22
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,397,421.22
Interest - Class A-2 Notes	$12,074.13	$12,074.13	$—	$—	$28,385,347.09
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$28,086,202.09
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$27,994,864.09
First Allocation of Principal	$—	$—	$—	$—	$27,994,864.09
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$27,980,281.71
Second Allocation of Principal	$—	$—	$—	$—	$27,980,281.71
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$27,964,117.94
Third Allocation of Principal	$9,911,859.79	$9,911,859.79	$—	$—	$18,052,258.15
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,033,268.55
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,469,268.55
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,469,268.55
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,078,058.56
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,078,058.56
Remaining Funds to Certificates	$1,078,058.56	$1,078,058.56	$—	$—	$—
Total	$28,948,214.71	$28,948,214.71	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$660,952,188.10	$634,085,118.32
Note Balance	$657,560,978.11	$630,693,908.33
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	11	$145,129.11
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	53	$73,151.12
Monthly Net Losses (Liquidation Proceeds)			$71,977.99
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.25%
Second Preceding Collection Period			0.20%
Preceding Collection Period			(0.01)%
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$1,441,253.42
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.25%	97	$1,570,538.37
60-89 Days Delinquent	0.09%	36	$600,880.70
90-119 Days Delinquent	0.02%	8	$113,185.82
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.36%	141	$2,284,604.89

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$48,429.55
Total Repossessed Inventory		6	$89,985.80

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$714,066.52
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.08%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.25	0.04%	15	0.03%